Trade and other payables (Details) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Notes payable	$ 24,626,954	$ 13,073,063
Trade payables	6,658,065	19,658,604
Accruals	358,747	408,406
Other taxes payable	2,364,945	853,681
Other payables	11,270,658	1,857,056
Accounts Payable and Accrued Liabilities, Current, Total	$ 45,279,369	$ 35,850,810